Investments - Schedule of Balance Sheet Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	R$ 1,955,582	R$ 1,457,556
Current liabilities	(235,351)	(155,913)
Non-current assets	344,137	309,398
Non-current liabilities	(683,594)	(235,494)
Accumulated NCI	1,864	3,013
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	101,105	18,322
Current liabilities	(3,523)	(602)
Current net assets	97,582	17,720
Non-current assets	14,150	3,946
Non-current liabilities	(98,355)	(1,491)
Non-current net assets	(84,205)	2,455
Net assets	13,377	20,175
Accumulated NCI	1,864	3,013
Vinci Asset Allocation [Member]
Disclosure of subsidiaries [line items]
Current assets	232
Current liabilities	(707)	(1)
Current net assets	(475)	(1)
Non-current assets	601	601
Non-current liabilities	(1,550)	(732)
Non-current net assets	(949)	(131)
Net assets	(1,424)	(132)
Accumulated NCI	(356)	(33)
Vinci Holding Securitaria [Member]
Disclosure of subsidiaries [line items]
Current assets	100,873	18,322
Current liabilities	(2,816)	(601)
Current net assets	98,057	17,721
Non-current assets	13,549	3,345
Non-current liabilities	(96,805)	(759)
Non-current net assets	(83,256)	2,586
Net assets	14,801	20,307
Accumulated NCI	R$ 2,220	R$ 3,046